Long-term debt - Estimated Fair Values of Principal and Interest Obligations of Outstanding Senior Secured Notes (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of liabilities [line items]
Senior notes	$ 59	$ 77
2007 notes [member]
Disclosure of fair value measurement of liabilities [line items]
Senior notes	0	6
2008 notes [member]
Disclosure of fair value measurement of liabilities [line items]
Senior notes	5	6
2009 notes [member]
Disclosure of fair value measurement of liabilities [line items]
Senior notes	0	11
2010 Q1 notes [member]
Disclosure of fair value measurement of liabilities [line items]
Senior notes	13	13
2010 Q4 notes [member]
Disclosure of fair value measurement of liabilities [line items]
Senior notes	26	26
2011 notes [member]
Disclosure of fair value measurement of liabilities [line items]
Senior notes	$ 15	$ 15